Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (6,903)	$ (8,810)
Restricted cash	(3,233)	(2,212)
Current portion of long-term debt	35,134	1,143
Long-term debt	19,817	52,086
Share capital	197,537	195,335
Deficit	(96,190)	(78,780)
Accumulated other comprehensive (loss) income	(508)	6,123
Contributed surplus	7,173	4,691
Capital	$ 152,827	$ 169,576